Financial assets, liabilities and financial result (excluding Orange Bank) - Financial assets of telecom activities - IFRS 9 applied - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Non-current	€ 2,282		€ 2,247	€ 2,359
Current	2,748		2,686	1,617
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current	2,309
Current	2,748
Total financial assets	5,057	€ 4,960	1,067	1,878	€ 144
Operating segments [member] | Telecom activities, operating segment [member] | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Total financial assets	5,057		4,960	4,002
Operating segments [member] | Telecom activities, operating segment [member] | Cash collateral paid [member]
Disclosure of financial assets [line items]
Non-current	553
Total financial assets	553	695
Financial assets at fair value through other comprehensive income, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current	254
Total financial assets	254	208
Financial assets at fair value through other comprehensive income, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Equity investments [member] (IFRS 7)
Disclosure of financial assets [line items]
Total financial assets	254
Financial assets at fair value through other comprehensive income, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Investments securities [member]
Disclosure of financial assets [line items]
Non-current	254
Total financial assets	254	208
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Non-current			146
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current	1,358
Current	2,683
Total financial assets	4,041	4,347
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Trading securities [member]
Disclosure of financial assets [line items]
Current	2,683
Total financial assets	2,683	2,647	2,647	1,576
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Debt securities [member]
Disclosure of financial assets [line items]
Current	2,679
Total financial assets	2,679	2,498	2,498	1,576
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Trading securities classified as others [member]
Disclosure of financial assets [line items]
Current	4
Total financial assets	4	149	149
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Equity investments [member] (IFRS 7)
Disclosure of financial assets [line items]
Total financial assets	805		146	80
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Cash collateral paid [member]
Disclosure of financial assets [line items]
Total financial assets	553
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Investments securities [member]
Disclosure of financial assets [line items]
Non-current	805
Total financial assets	805	1,005	1,005
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Non-current			1,034
Financial assets at amortised cost, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current	697
Current	65
Total financial assets	762	405
Loans and receivables, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Cash collateral paid [member]
Disclosure of financial assets [line items]
Total financial assets			695	77
Loans and receivables, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Other financial assets including receivables related to investments [member]
Disclosure of financial assets [line items]
Total financial assets			405	391
Loans and receivables, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Receivables related to investments [member]
Disclosure of financial assets [line items]
Non-current	41
Current	14
Total financial assets	55	46	46	47
Loans and receivables, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Other financial assets [member]
Disclosure of financial assets [line items]
Non-current	656
Current	51
Total financial assets	€ 707	€ 359	359	344
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Non-current			1,067
Financial assets available-for-sale, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Total financial assets			€ 1,067	€ 1,878